INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets, net
Gross carrying amount	$ 1,407	$ 1,407
Less: Accumulated amortization	(170)	(153)
Less: Accumulated impairment loss	(1,022)	(1,022)
Net carrying amount	215	232
Amortization expenses	17	17	$ 17
Expected amortization expenses
Amortization of intangible assets in the next fiscal year	5
Technology Platform
Intangible assets, net
Intangible assets subject to amortization	90	90
Less: Accumulated amortization	(90)	(90)
Non-compete Agreement
Intangible assets, net
Intangible assets subject to amortization	9	9
Less: Accumulated amortization	(7)	(7)
Less: Accumulated impairment loss	(2)	(2)
Customer Base
Intangible assets, net
Intangible assets subject to amortization	32	32
Less: Accumulated amortization	(22)	(22)
Less: Accumulated impairment loss	(10)	(10)
Technology
Intangible assets, net
Intangible assets subject to amortization	36	36
Less: Accumulated amortization	(36)	(24)
Net carrying amount		12
Members
Intangible assets, net
Intangible assets subject to amortization	20	20
Less: Accumulated amortization	(15)	(10)
Net carrying amount	5	10
Trademark/Domain Name
Intangible assets, net
Intangible assets not subject to amortization	1,220	1,220
Less: Accumulated impairment loss	(1,010)	(1,010)
Net carrying amount	$ 210	$ 210